UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-240009
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 4	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 114	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
December 15, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on December 15, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated December 15, 2021
to the following prospectus(es):
J.P. Morgan Multi-Asset Choice and J.P. Morgan Multi-Asset Choice New York prospectuses dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The prospectus offers the following underlying mutual funds as investment options under the contract.
Effective on or about February 1, 2022, the following underlying mutual funds are added as investment options under the contract. The underlying mutual funds are added to the bulleted list on the cover of the prospectus and Appendix A: Underlying Mutual Fund Information:
•	Alger Small Cap Growth Portfolio: Class I-2 Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1
•	Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1
•	Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class
•	MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class
•	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I
•	Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1
•	Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1
•	Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1
•	Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1
•	Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1
•	Victory Variable Insurance Funds - INCORE Low Duration Bond VIP Series: Class I
Accordingly, Appendix A: Underlying Mutual Fund Information is amended to add the following:
Alger Small Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
PROS-0632
3

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Columbia Funds Variable Series Trust II - CTIVP® - American Century Diversified Bond Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks to provide shareholders with a high level of current income.
Columbia Funds Variable Series Trust II - CTIVP® - TCW Core Plus Bond Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	TCW Investment Management Company LLC
Investment Objective:	Seeks to provide shareholders with total return through current income and capital appreciation.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	Seeks capital appreciation.
MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	Seeks capital appreciation.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I
Investment Advisor:	Amundi Asset Management US, Inc.
Investment Objective:	Reasonable income and capital growth.
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	Seeks to provide current income and, as a secondary objective, capital appreciation.
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	Seeks long-term growth of capital.
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	Seeks to provide long-term growth of capital.
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	Seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	Seeks long-term growth of capital.
Victory Variable Insurance Funds - INCORE Low Duration Bond VIP Series: Class I
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
PROS-0632
4

Incorporation by Reference
The prospectus supplements dated November 29, 2021, November 24, 2021 and October 13, 2021, and the Prospectus, Statement of Additional Information, and Part C that were effective May 1, 2021, previously filed with the Commission under SEC file No. 333-240009, are hereby incorporated by reference and made a part of this registration statement.
1

Prospectus Supplements:
1)	Prospectus Supplement dated and filed on November 29, 2021 as document number d238241d497.htm and hereby incorporated by reference.
2)	Prospectus Supplement dated and filed on November 24, 2021 as document number d250770d497.htm and hereby incorporated by reference.
3)	Prospectus Supplement dated and filed on October 13, 2021 as document number d130017d485bpos.htm and hereby incorporated by reference.
Prospectus:
1)	J.P. Morgan Multi-Asset Choice New York prospectus effective May 1, 2021 filed on April 20, 2021, registration statement (333-240009), as document number d180756d485bpos.htm and incorporated herein by reference.
Statement of Additional Information:
Statement of Additional Information effective May 1, 2021 filed on April 20, 2021, registration statement (333-240009), as document number d180756d485bpos.htm and incorporated herein by reference.
Part C – Other Information:
Part C – Other Information effective May 1, 2021 filed on April 20, 2021, registration statement (333-240009), as document number d180756d485bpos.htm and incorporated herein by reference.
2

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on December 15, 2021.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on December 15, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
5